Earnings per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	138,936	315,825
Warrants
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	26,000	26,000
Share options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	6,198	6,198
Restricted share units and restricted ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	73,189	54,619
Convertible notes
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	0	229,008
Option to swap the shares in a subsidiary of GHL for GHL Class A Ordinary Shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in thousands of shares)	33,549	0